Federated Hermes Clover Small Value Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Communication Services—3.4%
192,161		Gray Television, Inc.	$ 3,245,599
116,175	[1]	Liberty Latin America Ltd.	905,003
10,928		Nexstar Media Group, Inc., Class A	1,779,953
		TOTAL	5,930,555
		Consumer Discretionary—6.9%
47,337		Bloomin Brands, Inc.	786,741
31,769		Boyd Gaming Corp.	1,580,508
20,592		Jack in the Box, Inc.	1,154,387
10,186	[1]	LGI Homes, Inc.	885,163
33,132		Macy’s, Inc.	606,978
19,270	[1]	Meritage Corp.	1,397,075
25,369		Monro, Inc.	1,087,823
63,147		Travel + Leisure Co.	2,451,367
20,396	[1]	Visteon Corp.	2,112,618
		TOTAL	12,062,660
		Consumer Staples—3.7%
49,987	[1]	Hostess Brands, Inc.	1,060,224
121,032	[1]	Mission Produce, Inc.	1,724,706
17,431		PriceSmart, Inc.	1,248,583
87,733		Primo Water Corp.	1,173,868
115,607		Vector Group Ltd.	1,213,873
		TOTAL	6,421,254
		Energy—5.8%
51,792		Civitas Resources, Inc.	2,708,204
113,457	[1]	CNX Resources Corp.	1,867,502
59,805		Northern Oil and Gas, Inc.	1,510,674
33,470		PDC Energy, Inc.	2,062,087
57,475		SM Energy Co.	1,965,070
		TOTAL	10,113,537
		Financials—29.1%
62,445		American Equity Investment Life Holding Co.	2,283,614
17,751		Argo Group International Holdings Ltd.	654,302
58,681	[1]	Axos Financial, Inc.	2,103,714
99,462	[1]	Blucora, Inc.	1,836,068
112,177		Cadence Bank	2,633,916
55,648		CNO Financial Group, Inc.	1,006,672
42,685		Cowen Group, Inc.	1,011,208
63,811		CVB Financial Corp.	1,583,151
185,250		First Commonwealth Financial Corp.	2,486,055
71,435		First Interstate BancSystem, Inc., Class A	2,722,388
53,041		Hancock Whitney Corp.	2,351,307
14,770		Hanover Insurance Group, Inc.	2,160,112
163,695		KKR Real Estate Finance Trust, Inc.	2,856,478
221,500		OceanFirst Financial Corp.	4,237,295
77,527		Radian Group, Inc.	1,523,406
39,399		Seacoast Banking Corp. of Florida	1,301,743
16,659		Selective Insurance Group, Inc.	1,448,333

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
29,353		South State Corp.	$ 2,264,584
28,442		Synovus Financial Corp.	1,025,334
53,874		United Bankshares, Inc.	1,889,361
84,216		United Community Banks, Inc.	2,542,481
168,080		Valley National Bancorp	1,749,713
59,630		Veritex Holdings, Inc.	1,744,774
42,293		Wintrust Financial Corp.	3,389,784
48,234		WSFS Financial Corp.	1,933,701
		TOTAL	50,739,494
		Health Care—9.6%
71,951	[1]	AdaptHealth Corp.	1,297,996
111,446	[1]	Aurinia Pharmaceuticals, Inc.	1,120,032
30,639	[1]	Avanos Medical, Inc.	837,670
57,419	[1]	Envista Holdings Corp.	2,212,928
52,290	[1]	Halozyme Therapeutics, Inc.	2,300,760
34,448	[1]	Harmony Biosciences Holdings, Inc.	1,680,029
105,881	[1]	Revance Therapeutics, Inc.	1,463,276
22,291	[1]	Syneos Health, Inc.	1,597,819
42,080	[1]	Tenet Healthcare Corp.	2,211,725
61,686	[1]	TransMedics Group, Inc.	1,940,025
		TOTAL	16,662,260
		Industrials—14.5%
27,768		Arcosa, Inc.	1,289,268
37,375		Astec Industries, Inc.	1,524,152
35,709		BWX Technologies, Inc.	1,967,209
13,436	[1]	Casella Waste Systems, Inc.	976,528
14,859		Emcor Group, Inc.	1,529,883
17,095		EnPro Industries, Inc.	1,400,593
49,845		Federal Signal Corp.	1,774,482
26,421	[1]	Gibraltar Industries, Inc.	1,023,814
44,292		H&E Equipment Services, Inc.	1,283,139
14,193		Herc Holdings, Inc.	1,279,499
17,979		ICF International, Inc.	1,708,005
25,108	[1]	Kirby Corp.	1,527,571
16,360	[1]	NV5 Holdings, Inc.	1,909,866
40,086	[1]	Parsons Corp.	1,620,276
41,689		Spirit AeroSystems Holdings, Inc., Class A	1,221,488
47,780		Terex Corp.	1,307,739
56,188	[1]	TPI Composites, Inc.	702,350
10,999	[1]	WESCO International, Inc.	1,177,993
		TOTAL	25,223,855
		Information Technology—7.4%
21,491	[1]	Diodes, Inc.	1,387,674
216,477	[1]	Mitek Systems, Inc.	2,000,247
183,064	[1]	TTM Technologies, Inc.	2,288,300
58,648	[1]	Turtle Beach Corp.	717,265
70,085	[1]	Verint Systems, Inc.	2,968,100
46,976	[1]	WNS Holdings Ltd., ADR	3,506,289
		TOTAL	12,867,875
		Materials—2.7%
13,466		Ashland Global Holdings, Inc.	1,387,671
21,904	[1]	ATI, Inc.	497,440

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
26,616		Commercial Metals Corp.	$ 880,989
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
15,821	[1]	MP Materials Corp.	507,538
80,516		Tronox Holdings PLC	1,352,669
		TOTAL	4,626,307
		Real Estate—9.2%
97,413		Corporate Office Properties Trust	2,551,247
97,249		Easterly Government Properties, Inc.	1,851,621
64,142		EPR PPTYS	3,010,184
84,044		Independence Realty Trust	1,742,232
133,334		Kite Realty Group Trust	2,305,345
38,134	[1]	Ryman Hospitality Properties	2,899,328
56,007		STAG Industrial, Inc.	1,729,496
		TOTAL	16,089,453
		Utilities—4.6%
39,015		Idacorp, Inc.	4,132,469
79,005		Portland General Electric Co.	3,818,311
		TOTAL	7,950,780
		TOTAL COMMON STOCKS (IDENTIFIED COST $168,678,783)	168,688,030
		INVESTMENT COMPANY—2.3%
3,891,436		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[3] (IDENTIFIED COST $3,889,276)	3,889,102
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $172,568,059)	172,577,132
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,454,803
		TOTAL NET ASSETS—100%	$174,031,935
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2021	$4,837,957
Purchases at Cost	$50,538,100
Proceeds from Sales	$(51,482,599)
Change in Unrealized Appreciation/Depreciation	$(433)
Net Realized Gain/(Loss)	$(3,923)
Value as of 6/30/2022	$3,889,102
Shares Held as of 6/30/2022	3,891,436
Dividend Income	$17,440

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$159,975,867	$—	$0	$159,975,867
International	8,712,163	—	—	8,712,163
Investment Company	3,889,102	—	—	3,889,102
TOTAL SECURITIES	$172,577,132	$—	$0	$172,577,132

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt